Accounts receivable (Tables)	12 Months Ended
Sep. 30, 2018
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	September 30, 2018	September 30, 2017

Accounts receivable - trade	$8,601,269	$5,050,951
Accounts receivable - related party	1,257	93,506
Accounts receivable, net	$8,602,526	$5,144,457